Leases (Tables)	12 Months Ended
May 31, 2013
Future Minimum Lease Commitments under Non-Cancelable Lease Agreements

The following table illustrates our future minimum lease commitments under all non-cancelable lease agreements, for each of the next five years and in the aggregate, as of May 31, 2013:

May 31,
(In thousands)
2014	$44,021
2015	35,870
2016	27,198
2017	19,428
2018	15,282
Thereafter	51,834

Total Minimum Lease Commitments	$193,633